Leases (Details)	Dec. 31, 2025
Leases [Line Items]
Finance lease agreement	36 months
Operating Lease Agreements [Member]
Leases [Line Items]
Operating lease agreements	72 months
Operating Lease Agreements Two [Member]
Leases [Line Items]
Operating lease agreements	24 months